Dividends	12 Months Ended
Jan. 31, 2018
Disclosure of dividends [Abstract]
Disclosure of dividends [text block]
26	Dividends

No final dividend will be paid in respect of the period ended 31 January 2018 (31 January 2017: Nil, 30 June 2016: Nil, 30 June 2015: Nil).

Franking account

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's

Australian franking credits available for subsequent financial years at a tax rate of 30%	3,995	3,757	3,808	4,113

New Zealand imputation credits available for subsequent financial years at a tax rate of 28%	236	235	235	235

The above amounts are based on the dividend franking account at period-end adjusted for:
(a)	Franking credits that will arise from the payment of the current tax liabilities;
(b)	Franking debits that will arise from the payment of dividends recognised as a liability at the period end;
(c)	Franking credits that will arise from the receipt of dividends recognised as receivables at the end of the period.